Loss Per Share - Schedule of Potentially Dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Share options issued and outstanding	5,904,745	4,870,628
Earnout options	211,604	217,998
Share and earnout options issued and outstanding	6,116,349	5,088,626
Restricted stock units subject to future vesting	1,484,500	1,016,229
Public warrants	1,706,968	2,006,301
Private warrants	151,699	151,699
Amended BlackRock warrant	59,310	43,321
Earnout shares		948,549
Total	9,518,826	9,254,725